Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Share Capital [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]		Non-Controlling Interest [Member]	Total
Beginning balance at Dec. 31, 2008	$ 1,727	$ 161,914	$ 211,142	$ (6,123)	$ (57,192)		$ 1,562	$ 313,030
Beginning balance, shares at Dec. 31, 2008	36,091
Net income (loss)			(19,924)				168	(19,756)
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes				8,456				8,456
Currency translation adjustments				(238)				(238)
Net change in respect of securities available for sale				3,168				3,168
Cumulative adjustment for securities available for sale			1,446	(1,446)
Total comprehensive income (loss)								(8,370)
Employee equity awards	19	1,389				[1]		1,408
Employee equity awards, shares	655
Compensation relating to equity awards granted to employees and others-net		6,445						6,445
Ending balance at Dec. 31, 2009	1,746	169,748	192,664	3,817	(57,192)		1,730	312,513
Ending balance, shares at Dec. 31, 2009	36,746
Net income (loss)			34,145				144	34,289
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes				(2,076)				(2,076)
Currency translation adjustments				(861)				(861)
Net change in respect of securities available for sale				574				574
Total comprehensive income (loss)								31,926
Employee equity awards	12	890				[1]		902
Employee equity awards, shares	338
Compensation relating to equity awards granted to employees and others-net		4,623					102	4,725
Acquisition of non-controlling interest		(321)					(190)	(511)
Ending balance at Dec. 31, 2010	1,758	174,940	226,809	1,454	(57,192)		1,786	349,555
Ending balance, shares at Dec. 31, 2010	37,084
Net income (loss)			47,339				(322)	47,017
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes				(1,181)				(1,181)
Currency translation adjustments				(1,733)				(1,733)
Total comprehensive income (loss)								44,103
Issuance of shares, net	315	90,368						90,683
Issuance of shares, shares	7,705
Employee equity awards	19	2,044				[1]		2,063
Employee equity awards, shares	516
Compensation relating to equity awards granted to employees and others-net		3,614					114	3,728
Ending balance at Dec. 31, 2011	$ 2,092	$ 270,966	$ 274,148	$ (1,460)	$ (57,192)		$ 1,578	$ 490,132
Ending balance, shares at Dec. 31, 2011	45,305

[1]	Represents an amount of less than $1,000